Inventories, Net (Tables)	12 Months Ended
Jun. 30, 2020
Inventory Disclosure [Abstract]
Schedule of Inventory

Inventories consisted of the following:

	As of June 30,
	2020	2019
Raw materials	$140,745	$795,047
Work in process	677,301	1,136,582
Finished goods	3,201,205	3,431,102
	4,019,251	5,362,731
Less: inventory allowance	(1,158,551)	-
Inventory, net	$2,860,700	$5,362,731